Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Profit before tax	€ 350,453	€ 878,629	€ 817,103
Adjustments for:	574,493	409,766	569,960
Amortization and depreciation (note 26)	359,767	321,533	302,455
Other adjustments:	214,726	88,233	267,505
(Profit) / losses on equity accounted investments (note 11)	(65,744)	(80,965)	30,566
Impairment of assets and net provision charges	64,091	(17,148)	(19,518)
(Profit) / losses on disposal of fixed assets (notes 8, 9 and 10)	1,196	1,067	1,399
Government grants taken to income (note 19)	(5,608)	(1,683)	(1,388)
Finance cost / (income)	246,189	170,535	255,841
Other adjustments	(25,398)	16,427	605
Change in operating assets and liabilities	(140,908)	106,283	(481,537)
Change in inventories	(157,474)	164,631	(323,748)
Change in trade and other receivables	(16,806)	(35,429)	(99,374)
Change in current financial assets and other current assets	(7,075)	(20,600)	(13,871)
Change in current trade and other payables	40,447	(2,319)	(44,544)
Other cash flows used in operating activities	(187,063)	(284,342)	(336,593)
Interest paid	(155,120)	(155,788)	(236,179)
Interest received	407	3,773	9,487
Income tax (paid) / received	(30,595)	(131,510)	(107,797)
Other received / (paid)	(1,755)	(817)	(2,104)
Net cash from operating activities	596,975	1,110,336	568,933
Cash flows from investing activities
Payments for investments	(876,678)	(858,387)	(551,497)
Group companies, associates and business units (notes 3, 2 (b) and 11)	(519,128)	(468,589)	(119,745)
Property, plant and equipment and intangible assets	(315,088)	(362,560)	(412,305)
Property, plant and equipment	(247,373)	(280,154)	(310,383)
Intangible assets	(67,715)	(82,406)	(101,922)
Other financial assets	(42,462)	(27,238)	(19,447)
Proceeds from the sale of investments	22,529	272	2,708
Group companies, associates and business units (notes 3, 2 (b) and 11)	20,399
Property, plant and equipment	639	272	2,708
Other financial assets	1,491
Net cash used in investing activities	(854,149)	(858,115)	(548,789)
Cash flows from financing activities
Proceeds from and payments for equity instruments	(125,703)
Payments for treasury stock	(125,703)
Proceeds from and payments for financial liability instruments	2,746,380	(243,373)	(7,515)
Issue	3,324,399	108,541	120,079
Redemption and repayment	(495,327)	(272,877)	(53,809)
Lease payments	(82,692)	(79,037)	(73,785)
Dividends and interest on other equity instruments	(247,498)	(103,075)	(234,271)
Dividends paid	(258,946)	(113,230)	(238,740)
Dividends received	11,448	10,155	4,469
Other cash flows from / (used in) financing activities	(75,500)	(7,953)	(90,552)
Financing costs included in the amortized costs of the debt	(78,165)	(9,227)	(84,346)
Other amounts from / (used in) financing activities	2,665	1,274	(6,206)
Transaction with minority interests with no loss of control (note 3)			(18)
Net cash from/(used in) financing activities	2,297,679	(354,401)	(332,356)
Effect of exchange rate fluctuations on cash	55,459	(60,155)	20,402
Net increase / (decrease) in cash and cash equivalents	2,095,964	(162,335)	(291,810)
Cash and cash equivalents at beginning of the year	579,647	741,982	1,033,792
Cash and cash equivalents at year end	€ 2,675,611	€ 579,647	€ 741,982